Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities
Amount drawn	$ 5,942	$ 7,935
Deferred debt issue costs and bond premium/discount	(32)	(56)
Net borrowings	5,910	7,879
Not At Fair Value
Financial assets and liabilities
Amount drawn	5,578	7,899
Deferred debt issue costs and bond premium/discount	(32)	(56)
Net borrowings	5,546	7,843
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	5,556	7,784
Deferred debt issue costs and bond premium/discount	(27)	(46)
Net borrowings	5,529	7,738
Not At Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Amount drawn	22	115
Deferred debt issue costs and bond premium/discount	(5)	(10)
Net borrowings	17	105
Fair Value
Financial assets and liabilities
Fair value	5,774	7,678
Fair Value | Loan notes
Financial assets and liabilities
Fair value	5,752	7,563
Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Fair value	$ 22	$ 115